FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Rate Exposures (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revolving credit facility
Risk management
Available amount	$ 1,000
Private placement debt
Risk management
Available amount	$ 25
Interest rate risk
Risk management
Percentage of increase in risk variable used for sensitivity analysis	1.00%
Percentage of decrease in risk variable used for sensitivity analysis	1.00%
Increase in annual net interest charge that would result from increased interest rate, per sensitivity analysis	$ 5	$ 9